Intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of year	€ 58
Impairment incurred during the year		€ 1,476
Intangible assets at end of year	25	58
Licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of year	1
Impairment incurred during the year		1,476
Intangible assets at end of year	1	1
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of year	57
Impairment incurred during the year		0
Intangible assets at end of year	24	57
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of year	2,364	2,327
Additions	0	37
Intangible assets at end of year	2,364	2,364
Cost | Licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of year	2,034	2,034
Additions	0	0
Intangible assets at end of year	2,034	2,034
Cost | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of year	330	293
Additions	0	37
Intangible assets at end of year	330	330
Accumulated amortisation/impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of year	(2,306)	(720)
Amortization charge for the year	33	110
Intangible assets at end of year	(2,339)	(2,306)
Accumulated amortisation/impairment | Licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of year	(2,033)	(470)
Amortization charge for the year	0	87
Intangible assets at end of year	(2,033)	(2,033)
Accumulated amortisation/impairment | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of year	(273)	(250)
Amortization charge for the year	33	23
Intangible assets at end of year	€ (306)	€ (273)